Significant Accounting Policies: Risks and Uncertainties (Policies)	3 Months Ended
Sep. 30, 2012
Risks and Uncertainties:
Risks and Uncertainties

m. Risks and uncertainties

The Company operates in the mineralized material exploration industry that is subject to significant risks and uncertainties, including financial, operational, and other risks associated with operating a mineralized material exploration business, including the potential risk of business failure.